LEASES (Schedule of Lease Term and Discount Rate Related to Operating Leases) (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Weighted-average remaining lease term (in years)	6 years 8 months 12 days	7 years 7 months 6 days	8 years 4 months 24 days
Weighted-average discount rate	7.70%	7.60%	7.50%